ADVISER AND ADMINISTRATOR
      Aquila Management Corporation
      380 Madison Avenue, Suite 2300
      New York, New York 10017

INVESTMENT SUB-ADVISER
      Ferguson, Wellman, Rudd,
        Purdy & Van Winkle, Inc.
      888 SW Fifth Avenue, Suite 1200
      Portland, Oregon 97204

BOARD OF TRUSTEES
      Lacy B. Herrmann, Chairman
      Vernon R. Alden
      David B. Frohnmayer
      James A. Gardner
      Diana P. Herrmann
      Sterling K. Jenson
      Raymond H. Lung
      John W. Mitchell
      Richard C. Ross

OFFICERS
      Lacy B. Herrmann, President
      James M. McCullough, Senior Vice President
      Kimball L. Young, Senior Vice President
      Sherri Foster, Vice President
      Diana P. Herrmann, Vice President
      Kerry A. Lemert, Vice President
      Christine L. Neimeth, Vice President
      Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
      Edward M.W. Hines, Secretary

DISTRIBUTOR
      AQUILA DISTRIBUTORS, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
      PFPC Inc.
      400 Bellevue Parkway
      Wilmington, Delaware 19809

CUSTODIAN
      BANK ONE TRUST COMPANY, N.A.
      100 East Broad Street
      Columbus, Ohio 43271

INDEPENDENT AUDITORS
      KPMG LLP
      345 Park Avenue
      New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.


                                  SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 1999

                                     AQUILA
                                    CASCADIA
                                  EQUITY FUND

[Graphic: small picture of an antique pocket watch in front of a larger picture of a cascading waterfall]


                                   ONE OF THE
                                 AQUILASM GROUP
                                    OF FUNDS

                          AQUILA CASCADIA EQUITY FUND

                               SEMI-ANNUAL REPORT


                                                               November 24, 1999

Dear Fellow Shareholders:

            We are pleased to provide you with the Semi-Annual Report for Aquila Cascadia Equity Fund. For the six month period from March 31, 1999 through September 30, 1999, the Class A shares of the Fund had a total return of 5.65%. For the period of March 31, 1999 through the date of this report letter, November 24, 1999, the total return was 12.52%. These returns do not reflect any sales charges. Throughout this period, the general equity markets have fluctuated considerably. Consequently, although these results are not spectacular, they are certainly quite respectable under the circumstances. They track reasonably closely to various bench marks for the area.

            CASCADIA REGION REMAINS ATTRACTIVE

            As of September 9, 1999, the Aquila Cascadia Equity Fund had been investing for shareholders for 3 years. Over this period, we proved out the potential for continued economic growth that we saw in the Cascadia region. We also demonstrated the prospects for good capital appreciation, without undue risk and volatility, from investments in the region.

            Recent economic data continues to support our thesis that the Cascadia region offers above average performance in both economic and population growth. Were the seven-state area of the Cascadia region carved out into a separate country, it would collectively possess one of the larger economies in the whole world - slightly smaller than the economy of Canada and larger than that of Mexico.

            With the characteristics the Cascadia region possesses, we believe that, over time, the quality of life in the Cascadia region will continue to attract additional sound businesses and management.

            Considering this geographic region by itself - as opposed to being a separate country - we do not have any foreign market problems with currency, language, accounting standards, or other detracting factors which one finds with investing in foreign countries.

            In essence, we feel that with the Aquila Cascadia Equity Fund we have the best of all worlds. We can invest in an area which would be one of the biggest economies of the world, yet we can do so in our "own backyard" - the Cascadia region of our country.


            THE FUND'S KEY INVESTMENTS

            As at September 30, 1999, the Fund's key investments and the location of these investments were as follows:

[Pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY STATE

Alaska              1%
Hawaii              3%
Idaho               7%
Nevada              1%
Oregon             23%
Washington         43%
Utah                1%
Other              21%

[Pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MARKET SECTOR

Technology                    29%
Healthcare                     6%
Finance                       10%
Energy                         3%
Consumer Staples               7%
Consumer Cyclicals            11%
Communication Services         6%
Capital Goods                  8%
Basic Materials               12%
Utilities                      5%
Transportation                 3%


            Below are listed the top ten holdings of the Fund as of September 30, 1999. While the individual holdings of the Fund and those that make up the top ten will vary over time, there is a common denominator in their selection. This common denominator is growth securities which possess a reasonable or value-oriented price at time of purchase.

                                TOP TEN HOLDINGS

                              PERCENT
   COMPANY                 OF NET ASSETS    STATE            MARKET SECTOR
   Microsoft                    5.8%        Washington       Technology
   Intel                        5.5%        California       Technology
   Costco Companies             4.4%        Washington       Consumer Cyclicals
   Triquint Semiconductor       4.2%        Oregon           Technology
   Immunex                      3.2%        Washington       Healthcare
   Atlantic Richfield           2.9%        California       Energy
   Starbucks                    2.7%        Washington       Consumer Staples
   Hewlett-Packard              2.6%        California       Technology
   Weyerhaeuser                 2.6%        Oregon           Basic Materials
   Boeing                       2.5%        Washington       Capital Goods


      BROADENING STOCK MARKET

            From June, 1994 to March, 1999 large capitalization growth stocks provided very dominant and narrow market leadership for U.S. stocks. Other stocks tended to be neglected. Since March we have seen some broadening of the U.S. stock market to include value as well as medium to small capitalization stocks. Investors have been willing to look for good values across the market. This has led to more recognition for some stocks that are held in the portfolio of Aquila Cascadia Equity Fund.

            REGIONALLY-LOCATED PORTFOLIO MANAGER

            As indicated, as of September 9, 1999, the Fund completed its third year of investment operations. Over this period, we believe the Fund has produced overall favorable results for investors. By having a portfolio manager based in the Cascadia region, near many of the companies in the Fund, we will continue to work to uncover various securities possessing superior opportunities early, before they are necessarily generally recognized in the marketplace. We believe in geographic proximity. If there is a problem or a question, our portfolio manager can be in front of management within a few hours.

            INVESTMENT PHILOSOPHY

            We remain committed to our investment philosophy and disciplines. We continue to look for companies with good growth prospects and strong management. It is our desire to purchase securities of these companies at as reasonable a price as possible. Furthermore, we will also continue to use our investment disciplines to control risk.

            YOUR CONFIDENCE APPRECIATED

            Your   investment  in  Aquila   Cascadia   Equity  Fund  is  greatly
appreciated. We value your trust and will continue to do our best to merit your confidence.


                                                       Sincerely,

                                                      /s/  Lacy B. Herrmann
                                                      ----------------------

                                                       Lacy B. Herrmann
                                                       President and Chairman
                                                        of the Board of Trustees

                          AQUILA CASCADIA EQUITY FUND
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                                       MARKET
 SHARES        COMMON STOCKS - 99.6%                                   VALUE

               BASIC MATERIALS - 12.2%
               CHEMICALS - 1.1%
   3,000       E.I. duPont deNemours                                $    182,625

               IRON & STEEL - 3.4%
   9,100       Northwest Pipe Co. +                                      142,188
   9,400       Oregon Steel Mills Inc.                                   105,162
  17,000       Schnitzer Steel Industries                                310,250
                                                                         557,600

               PAPER & FOREST PRODUCTS - 7.7%
  10,750       Boise Cascade Corp.                                       391,703
  12,000       Longview Fibre Co.                                        149,250
   7,400       Weyerhaeuser Co.                                          426,425
   6,700       Willamette Industries                                     288,937
                                                                       1,256,315

               CAPITAL GOODS - 8.0%
               AEROSPACE/DEFENSE - 3.1%
   9,600       Boeing                                                    409,200
   3,500       Cordant Technologies Inc.                                 106,531
                                                                         515,731

               MACHINERY (DIVERSE) - 1.6%
  13,900       Cascade Corp.                                             145,950
   7,700       Esterline Technology Corp.+                               121,275
                                                                         267,225

               METAL PROCESSING - 0.9%
   4,800       Precision Castparts Corp.                                 146,400

               TRUCKS & PARTS - 2.4%
   7,630       PACCAR Inc.                                               388,176

               COMMUNICATION SERVICES - 5.5%
               LONG DISTANCE/TELEPHONE - 1.7%
   3,600       GTE Corp.                                                 276,750

               TELECOM - WIRELESS - 1.5%
  12,300       Metro One Telecommunications +                            236,006

               TELEPHONE - 2.3%
   7,400       Nextlink Communications                                   383,644

               CONSUMER CYCLICALS - 11.3%
               AUTO PARTS & EQUIPMENT - 1.1%
   8,000       Lithia Motors Inc. Class A +                              183,500

               BUILDING MATERIALS/BUILDING SUPPLY - 2.0%
   3,456       Lowe's Companies                                          168,480
   6,430       TJ International Inc.                                     161,554
                                                                         330,034

               FOOTWEAR - 2.2%
   6,400       Nike Inc. Class B                                         364,000

               RETAIL - GENERAL MERCHANDISE/SPECIALTY - 6.0%
  10,000       Costco Cos Inc.+                                          720,000
  16,800       Hollywood Entertainment Corp. +                           252,000
                                                                         972,000

               CONSUMER STAPLES - 6.3%
               FOODS - 2.4%
  17,816       Kroger Co. +                                              393,066

               RESTAURANTS - 2.7%
  17,900       Starbucks Corporation +                                   443,584

               RETAIL - FOOD CHAINS - 1.2%
   5,180       Albertsons Inc.                                           204,934

               ENERGY - 3.3%
               OIL - DOMESTIC - 2.9%
   5,350       Atlantic Richfield Co.                                    474,144

               OIL & GAS - REFINING & MARKETING - 0.4%
   5,742       Pennzoil-Quaker State Co.                                  72,493

               FINANCE - 9.4%
               BANKS - MAJOR REGIONAL - 3.6%
   7,300       Banc West Corp.                                           296,562
  15,000       Columbia Bancorp                                          120,938
   6,600       National Bancorp of Alaska Inc.                           169,125
                                                                         586,625

               INSURANCE - PROPERTY - 1.6%
   9,400       SAFECO Corp.                                              263,200

               SAVINGS & LOAN - 4.2%
   7,650       Interwest Bancorp Inc.                                    158,738
  11,333       Washington Federal Inc.                                   262,784
   9,375       Washington Mutual Inc.                                    274,219
                                                                         695,741

               HEALTHCARE - 6.3%
               DRUGS- 1.5%
  10,500       Corixa Corp. +                                            141,094
   3,700       Icos Corporation +                                        109,150
                                                                         250,244

               MEDICAL PRODUCTS & SUPPLIES/DRUGS - 4.8%
  12,000       Immunex Corp. +                                           520,500
  10,000       Spacelabs Medical Inc.+                                   151,250
   3,728       Watson Pharmaceuticals +                                  113,937
                                                                         785,687

               TECHNOLOGY - 29.0%
               COMPUTER HARDWARE & SOFTWARE SERVICES - 10.0%
   4,690       Hewlett-Packard Co.                                       431,480
  10,435       Microsoft Corp.+                                          945,020
   6,500       Visio Corp +                                              255,125
                                                                       1,631,625

               ELECTRONICS - 16.4%
  12,060       Intel Corp.                                               896,209
  12,000       Lattice Semiconductor +                                   356,250
  13,000       Mentor Graphics Corp. +                                   111,312
   5,800       Micron Technology Inc. +                                  386,062
   7,775       Tektronix Inc.                                            260,462
  12,000       Triquint Semiconductor +                                  686,250
                                                                       2,696,545

               INTERNET SOFTWARE - 2.6%
   2,750       Go2net Inc. +                                             178,063
   2,400       Realnetworks Inc. +                                       250,950
                                                                         429,013

               TRANSPORTATION - 3.2%
               AIR FREIGHT/AIRLINES - 2.4%
   6,800       Airborne Freight Corporation                              143,225
   6,150       Alaska Air Group Inc.+                                    250,228
                                                                         393,453

               RAILROADS - 0.8%
  11,350       Greenbrier Companies Inc.                                 125,559

               UTILITIES - 5.1%
               ELECTRIC COMPANIES - 1.2%
   5,600       Hawaiian Electric Industries                              197,050

               NATURAL GAS - 3.9%
   8,300       Southwest Gas Corporation                                 223,581
  10,900       Williams Companies Inc.                                   408,069
                                                                         631,650

               Total Common Stocks (cost $13,192,588*)     99.6%      16,334,619
               Other assets in excess of liabilities        0.4           72,621
               Net Assets                                 100.0%    $ 16,407,240


               * Cost for Federal tax purposes is identical
               + Non-income producing security.


  See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS
    Investments at market value (cost $13,192,588)                                   $ 16,334,619
    Cash                                                                                   39,063
    Deferred organization expenses (note 2)                                                37,716
    Other Assets                                                                           10,000
    Dividends receivable                                                                    9,445
      Total assets                                                                     16,430,343

LIABILITIES
    Payable for Fund shares redemed                                                         6,972
    Management fees payable                                                                 9,330
    Distribution fees payable                                                               5,252
    Accrued expenses                                                                        2,049
      Total liabilities                                                                    23,603

NET ASSETS                                                                           $ 16,407,240

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares
      par value $.01 per share                                                       $      9,406
    Additional paid-in capital                                                         12,620,872
    Accumulated net gain on investments                                                   634,931
    Net unrealized appreciation on investments                                          3,142,031
                                                                                     $ 16,407,240

CLASS A
    Net Assets                                                                       $  2,125,984
    Capital shares outstanding                                                            122,272
    Net asset value and redemption price per share                                   $      17.39
    Offering price per share (100/95.75 of $17.39 adjusted to nearest cent)          $      18.16

CLASS C
    Net Assets                                                                       $  1,464,034
    Capital shares outstanding                                                             85,845
    Net asset value and offering price per share                                     $      17.05
    Redemption  price per share (*a charge of 1% is  imposed  on the  redemption proceeds of the shares,  or on the original price,  whichever is lower, if
      redeemed during the first 12 months after purchase)                            $      17.05*

CLASS Y
    Net Assets                                                                       $ 12,817,222
    Capital shares outstanding                                                            732,439
    Net asset value, offering and redemption price per share                         $      17.50


See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                            STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Dividends                                                                    $  102,402

Expenses:
        Advisory and Administrative fees (note 3)                      $  66,363
        Sub-Advisory fees (note 3)                                        57,886
        Distribution and service fees (note 3)                            10,307
        Legal fees                                                        10,000
        Shareholders' reports                                             10,000
        Amortization of organization expenses (note 2)                     9,860
        Transfer and shareholder servicing agent fees                      6,500
        Audit and accounting fees                                          6,000
        Trustees' fees and expenses                                        4,800
        Registration fees                                                  4,000
        Custodian fees                                                       718
        Miscellaneous                                                      2,314
                                                                         188,748

        Advisory and Administrative fees waived (note 3)                 (37,446)
        Sub-Advisory fees waived (note 3)                                (28,968)
        Expenses paid indirectly (note 6)                                   (718)
          Net expenses                                                                  121,616
        Net investment loss                                                             (19,214)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain from securities transactions                   897,498
        Change in unrealized appreciation on investments                  25,985

        Net realized and unrealized gain on investments                                 923,483
        Net increase in net assets resulting from operations                         $  904,269

See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                               SIX MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 1999    MARCH 31, 1999
OPERATIONS:
    Net investment income (loss)                                 $    (19,214)       $      -
    Net realized gain (loss) from securities transactions             897,498            (154,745)
    Change in unrealized appreciation on investments                   25,985            (259,547)
      Change in net assets from operations                            904,269            (414,292)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
    Class A Shares:
    Net investment income                                               -                   -
    Net realized gain on investments                                    -                   -

    Class C Shares:
    Net investment income                                               -                   -
    Net realized gain on investments                                    -                   -

    Class Y Shares:
    Net investment income                                               -                   -
    Net realized gain on investments                                    -                   -
      Change in net assets from distributions                           -                   -

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold                                         139,459           1,204,906
    Reinvested dividends and distributions                              -                   -
    Cost of shares redeemed                                          (353,270)         (1,400,793)
      Change in net assets from capital share transactions           (213,811)           (195,887)

      Change in net assets                                            690,458            (610,179)

NET ASSETS:
    Beginning of period                                            15,716,782          16,326,961

    End of period                                                $ 16,407,240        $ 15,716,782

See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

      Aquila Cascadia Equity Fund (the "Fund"), is a diversified open-end investment company organized as a Massachusetts business trust. The Fund began its current investment operations as a capital appreciation fund on September 9, 1996.

      The Fund is authorized to issue an unlimited number of shares and began offering Class A, Class C and Class Y shares on August 13, 1996. Class A shares are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


d)   ORGANIZATION  EXPENSES:  The  Fund's  organizational   expenses  have  been
     deferred and are being amortized on a straight-line basis over five years.

e) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Management affairs of the Fund are conducted through two separate management arrangements.

      Aquila Management Corporation, the Fund's founder and sponsor, serves as Adviser and Administrator (the "Adviser") for the Fund under an Advisory and Administration Agreement. Under this agreement, the Adviser provides such advisory services to the Fund, in addition to those services provided by the Sub-Adviser, as the Adviser deems appropriate. Besides its advisory services, it also provides all administrative services, other than those relating to the Fund's investment portfolio handled by the Sub-Adviser. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.80 of 1% on the first $15 million; 0.65 of 1% on the next $35 million and 0.50 of 1% on the excess above $50 million.

      The Fund also has an Investment Sub-Advisory Agreement with Ferguson, Wellman, Rudd, Purdy & Van Winkle, Inc. (the "Sub-Adviser"). Under this agreement, the Sub-Adviser supervises the investment program of the Fund and the composition of its portfolio, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.70 of 1% on the first $15 million; 0.55 of 1% on the next $35 million and 0.40 of 1% on the excess above $50 million.


      For the six months ended September 30, 1999, the Fund incurred fees under the Advisory and Administration Agreement and Sub-Advisory Agreement of $66,363 and $57,886, respectively, of which amounts $37,446 and $28,968, respectively, were voluntarily waived.

      Specific details as to the nature and extent of the services provided by the Adviser and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended September 30, 1999, service fees on Class A Shares amounted to $2,822, of which the Distributor received $194.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended September 30, 1999, amounted to $5,614. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended September 30, 1999, amounted to $1 ,871. The total of these payments with respect to Class C Shares amounted to $7,485, of which the Distributor received $3,517.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the Fund's general investment region, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 1999, the Distributor received commissions of $1,723 on sales of Class A Shares.


4. PURCHASES AND SALES OF SECURITIES

      For the six months ended September 30, 1999, purchases of securities and proceeds from the sales of securities aggregated $3,339,940 and $3,609,219, respectively.

      At September 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $4,241,304 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,099,273, for a net unrealized appreciation of $3,142,031.

5. DISTRIBUTIONS

      The Fund anticipates that, to the extent necessary, income generated by its investment portfolio will be used primarily to offset the Fund's operating expenses. Whatever income that accrues above the level of the Fund's operating expenses will be distributed annually to shareholders. Net realized capital gains, if any, will be distributed annually and are taxable.

      Distributions are recorded by the Fund on the ex-dividend date and paid to shareholders in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. There were no distributions made by the Fund during the six months ended September 30, 1999.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                            SIX MONTHS ENDED                      YEAR ENDED
                                           SEPTEMBER 30, 1999                   MARCH 31, 1999
                                         SHARES          AMOUNT             SHARES          AMOUNT
CLASS A SHARES:
    Proceeds from shares sold             2,595        $   44,977            6,875        $  103,021
    Reinvested dividends and
      distributions                         -               -                  -               -
    Cost of shares redeemed              (9,084)         (164,791)         (38,529)         (612,838)
      Net change                         (6,489)         (119,814)         (31,654)         (509,817)

CLASS C SHARES:
    Proceeds from shares sold             4,342            75,816           34,110           535,043
    Reinvested dividends and
      distributions                         -               -                  -               -
    Cost of shares redeemed              (4,619)          (80,958)          (5,770)          (94,346)
      Net change                           (277)           (5,142)          28,340           440,697

CLASS Y SHARES:
    Proceeds from shares sold             1,062            18,666           33,127           566,842
    Reinvested dividends and
      distributions                         -               -                  -               -
    Cost of shares redeemed              (6,100)         (107,521)         (42,384)         (693,609)
      Net change                         (5,038)          (88,855)          (9,257)         (126,767)

Total transactions in Fund
    shares                              (11,804)       $ (213,811)         (12,571)       $ (195,887)


                          AQUILA CASCADIA EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS A                                         CLASS C
                                    SIX MONTHS        YEAR ENDED        PERIOD(1)       SIX MONTHS     YEAR ENDED      PERIOD(1)
                                      ENDED            MARCH 31,          ENDED           ENDED         MARCH 31,         ENDED

                                  SEPT. 30, 1999     1999     1998   MARCH 31, 1997   SEPT. 30, 1999  1999    1998  MARCH 31, 1997
Net Asset Value, Beginning of
  Period                              $16.46        $16.89   $12.95     $12.00            $16.21      $16.76  $12.95      $12.00

Income from Investment Operations:
  Net investment income (loss)         (0.03)          -        -          -               (0.10)        -       -           -
  Net gain (loss) on securities
    (both realized and unrealized)      0.96         (0.43)    3.94       0.95              0.94       (0.55)   3.81        0.95

  Total from Investment Operations      0.93         (0.43)    3.94       0.95              0.84       (0.55)   3.81        0.95

Less Distributions (note 5):
  Dividends from net investment
    income                               -             -        -          -                 -           -       -           -
  Distributions from capital gains       -             -        -          -                 -           -       -           -

  Total Distributions                    -             -        -          -                 -           -       -           -

Net Asset Value, End of Period        $17.39        $16.46   $16.89     $12.95            $17.05      $16.21  $16.76      $12.95

Total Return (not reflecting sales
  charge) (%)                           5.65+        (2.55)   30.42       7.92+             5.18+      (3.28)  29.42        7.92+

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)                      2,126         2,119    2,709      1,615             1,464       1,396     968         350
  Ratio of Expenses to Average
    Net Assets (%)                      1.57*         1.92     1.77       1.34*             2.32*       2.65    2.53        1.38*
  Ratio of Net Investment Income
    to Average Net Assets (%)          (0.36)*       (0.25)   (0.18)     (0.16)*           (1.11)*     (1.00)  (0.96)      (0.16)*
  Portfolio Turnover Rate (%)          20.00+        26.62    29.38       3.53+            20.00+      26.62   29.38        3.53+

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Adviser's voluntary expense reimbursement in the period ended March 31, 1997 were:

    Ratio of Expenses to Average
      Net Assets (%)                    2.34*         2.37     2.76       4.63*             3.09*       3.09    3.53        5.39*
    Ratio of Net Investment
      Income (Loss) to Average
      Net Assets (%)                   (1.13)*       (0.70)   (1.17)     (3.45)*           (1.89)*     (1.44)  (1.96)      (4.17)*

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                    1.56*         1.80     1.75       1.18*             2.31*       2.54    2.51        1.22*

(1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.
 +  Not annualized.
 *  Annualized.

See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                            (UNAUDITED) (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             CLASS Y
                                                                        SIX MONTHS                                    PERIOD(1)
                                                                          ENDED          YEAR ENDED MARCH 31,           ENDED
                                                                      SEPT. 30, 1999      1999      1998           MARCH 31, 1997
Net Asset Value, Beginning of Period                                      $16.55         $16.94    $12.96              $12.00

Income from Investment Operations:
    Net investment income (loss)                                           (0.01)           -         -                   -
    Net gain (loss) on securities (both realized and unrealized)            0.96          (0.39)     3.98                0.96

    Total from Investment Operations                                        0.95          (0.39)     3.98                0.96

Less Distributions (note 5):
    Dividends from net investment income                                     -              -         -                   -
    Distributions from capital gains                                         -              -         -                   -

    Total Distributions                                                      -              -         -                   -

Net Asset Value, End of Period                                            $17.50         $16.55    $16.94              $12.96

Total Return (not reflecting sales charge) (%)                              5.74+         (2.30)    30.71                8.00+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                               12,817         12,202    12,649               7,393
    Ratio of Expenses to Average Net Assets (%)                             1.32*          1.66      1.52                1.40*
    Ratio of Net Investment Income to Average Net Assets (%)               (0.11)*          -        0.07               (0.16)*
    Portfolio Turnover Rate (%)                                            20.00+         26.62     29.38                3.53+

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Adviser's voluntary expense reimbursement in the period ended March 31, 1997 were:

    Ratio of Expenses to Average Net Assets (%)                             2.09*          2.11      2.51                4.38*
    Ratio of Net Investment Income (Loss) to Average Net Assets (%)        (0.89)*        (0.45)    (0.92)              (3.14)*

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)                             1.31*          1.55      1.50                1.24*

(1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.
 +   Not annualized.
 *   Annualized.

See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

          The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

            The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Fund has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.


            We  will   continue   to  keep   you   up-to-date   through   future
communications.